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                                                          [LOGO] Lincoln
                                                                 Financial Group
                                                                 Lincoln Life

The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103-1106
Telephone: (860) 466-2374
Facsimile: (860) 466-1778

VIA EDGAR
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December 1, 2005

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549-0506

Re:  LLANY Separate Account R for Flexible Premium Variable Life Insurance
      (the "Account")
     Lincoln Life & Annuity Company of New York ("LLANY")
     File No. 333-125993; 811-08651; CIK: 0001055225
     Pre-Effective Amendment No. 2, Form N-6

Dear Sir or Madam:

Today we are electronically filing on EDGAR Pre-Effective Amendment No. 2 to the Initial Registration Statement on Form N-6 for a variable life insurance proprietary product to be offered only to clients of financial advisors affiliated with M Financial Group. The marketing name for this product is "Lincoln Momentum SVUL/ONE/."

This filing will incorporate changes in text to respond to Staff comments and appropriate exhibits. Included are several cumulative changes to wording that will align this product with other recently filed variable life insurance products. A marked courtesy copy of this Registration Statement will be forwarded under separate cover to our Reviewer showing variances when compared with Pre-Effective Amendment No. 1 filed on September 1, 2005.

I am representing LLANY in these matters. Please contact me at (860) 466-2374 with any questions or comments you may have with regard to this filing.

Sincerely,

/s/ Lawrence A. Samplatsky
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Lawrence A. Samplatsky
Assistant Vice President and Senior Counsel